STOCK OPTIONS AND STOCK INCENTIVE PLANS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 24, 2015	Dec. 31, 2016	Dec. 31, 2016
Stock Option [Member]
Aggregated intrinsic value vested and exercisable options		$ 0	$ 0
Weighted average contractual term			1 year 3 months 29 days
Intrinsic value of options		$ 9	$ 9
2010 Plan [Member]
Number of shares available under plan	19,813
Common stock issued under plan			19,813
2014 Plan [Member]
Number of shares available under plan	100,775
Share-based compensation arrangement by share-based payment award, award vesting period	2 years
2014 Plan [Member] | Stock Option [Member]
Number of shares available under plan	24,423
Share price (in dollars per share)	$ 18.20
2016 Plan [Member]
Common stock issued under plan		82,564
Number of shares permits to issue under plan		230,769	230,769
2016 Plan [Member] | Stock Option [Member]
Number of shares available under plan		115,384	115,384
Share-based compensation arrangement by share-based payment award, award vesting period			2 years